SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluated all subsequent events and transactions that occurred after the balance sheet date through the date of this report, which is the date the consolidated financial statements were available to be issued. This evaluation was performed in accordance with the requirements of ASC 855 (Subsequent Events).

As part of this evaluation, the Company reviewed all significant events occurring between the balance sheet date and the issuance date of the consolidated financial statements to determine whether any recognized subsequent events (events that provide additional evidence about conditions that existed at the balance sheet date) or non-recognized subsequent events (events that provide evidence about conditions that arose after the balance sheet date) required adjustment or disclosure in the consolidated financial statements.

Based on this evaluation, the Company determined that no subsequent events required adjustment or disclosure in the consolidated financial statements except the following:

On March 13, 2026, certain shareholders filed a class action in the United States District Court for the Southern District of New York (the “Southern District of New York”) against the Company and some of its executive officers. The aforementioned complaint filed in the Southern District of New York on behalf of persons or entities who purchased or otherwise acquired publicly traded securities of the Company during the class period assert claims that plaintiffs were economically damaged, and alleged generally that the referenced defendants violated sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder, by making allegedly false and misleading statements regarding, among other matters, the Company’s business, operations, and true nature of the trading activity in the securities. Plaintiff and the Company have stipulated to, and the Court has ordered that following the appointment of Lead Plaintiff and Lead Counsel, the parties will further agree on a briefing schedule for the Lead Plaintiff to file an amended complaint and for the Company to respond to the newly amended complaint. Motions for Lead Plaintiff and Lead Counsel are currently pending with the Court. The Company intends to file a motion to dismiss the amended complaint when filed, and vigorously defend the action. At this stage, the Company is unable to predict the outcome of this lawsuit or reasonably estimate any potential loss or range of loss, and no provision has been recognized in these consolidated financial statements.